Revenue (Expenses) by Type - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Revenue (Expense) [Line Items]
Revenue		$ 4,197.2	$ 3,771.1	$ 5,462.6
Cost of sales and services		(3,537.6)	(3,293.5)	(4,667.1)
Administrative		(153.2)	(143.4)	(190.2)
Selling		(226.4)	(194.0)	(286.5)
Expected credit loss (reversal) over financial assets and contract assets		13.0	(61.8)	0.6
Research		(43.0)	(29.8)	(49.4)
Other operating expense, net	$ 45.1	(49.8)	(374.7)	(346.8)
Equity in income of associates		1.1	2.7	(0.2)
Operating profit before financial income		201.3	(323.4)	(77.0)
Revenue (expenses) by nature:
Revenue from sales of goods		3,490.1	3,194.5	4,755.2
Revenue from sales of services		742.3	620.9	773.3
Sales deductions and tax on revenue		(35.2)	(44.3)	(65.9)
General manufacturing costs		(3,329.0)	(3,001.4)	(4,457.4)
Depreciation		(122.0)	(163.6)	(113.8)
Amortization		(86.6)	(128.5)	(95.9)
Personnel expenses		(224.2)	(194.2)	(257.5)
Selling expenses		(47.6)	(48.1)	(71.9)
Equity in losses on associates		1.1	2.7	(0.2)
Research		(43.0)	(29.8)	(49.4)
Expected credit losses over financial assets and contract assets		13.0	(61.8)	0.6
Services provided		(82.2)	(74.5)	(93.8)
Other operating expense, net	$ 45.1	(49.8)	(374.7)	(346.8)
Miscellaneous		(25.6)	(20.6)	(53.5)
Operating profit before financial income		$ 201.3	$ (323.4)	$ (77.0)